Delinquent Section 16(a) Reports.  Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, require each Fund’s officers and Trustees, officers and directors of the investment adviser, affiliated persons of the investment adviser, and persons who beneficially own more than 10% of a registered class of the Fund’s shares, to file reports of ownership and changes in ownership with the SEC and the NYSE and to furnish the Fund with copies of all Section 16(a) forms they file.  Based solely on a review of the reports filed with the SEC, the Registrant believes late Forms 3 (Initial Statement of Beneficial Ownership of Securities) were filed on behalf of Messrs. Andrew Hsu, Ken Shinoda, David J. Kennedy and Patrick A. Townzen with respect to DoubleLine Opportunistic Credit Fund.  Messrs. Hsu and Shinoda are portfolio managers of DoubleLine Opportunistic Credit Fund and Messrs. Kennedy and Townzen are officers of DoubleLine Opportunistic Credit Fund.  The Registrant is not aware of any failure by these individuals to file in respect of any transactions in Fund shares that required a filing under Section 16(a) (i.e., a filng on Form 4 or Form 5).